Employee Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Determination of pension expense for year ended:
Pension expense	$ 1,173,000	$ 1,224,000	$ 907,000
Pension
Defined Benefit Plan Disclosure
Estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2014	79,000
Estimated amount of actuarial loss subject to amortization into net periodic pension cost	30,000
Determination of benefit obligation at year end:
Discount rate (as a percent)	5.00%	4.25%	4.75%
Annual rate of compensation increase (as a percent)	3.73%	3.61%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost (as a percent)	5.00%	4.75%	5.75%
Annual rate of compensation increase (as a percent)	3.73%	3.61%	4.50%
Expected long-term rate of return on plan assets (as a percent)	7.00%	7.00%	7.00%
Annual return on plan assets (as a percent)	19.10%	11.40%	0.10%	12.40%	22.00%
Pension expense	1,200,000
Pension | Estimated
Determination of pension expense for year ended:
Pension expense	$ 945,000